Trade payables and accrued liabilities	6 Months Ended
Jun. 30, 2021
Trade payables and accrued liabilities
Trade payables and accrued liabilities

9.Trade payables and accrued liabilities

	June 30,	December 31,
	2021	2020
Trade payables	$1,880,002	$1,001,773
Due to related parties (Note 19)	241	280,432
Accrued liabilities	2,783,467	2,179,134
	$4,663,710	$3,461,339